Lease Liabilities (Details) - Schedule of lease liabilities - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule Of Lease Liabilities Abstract
Current liability		$ 65,182	$ 51,213
Non-current liability		305,082
Liability		370,264	51,213
Balance at the beginning of the financial year		51,213	138,125
Lease liability recognised - new operating lease	[1]	400,140
Repayment of lease liability		(81,089)	(86,912)
Balance at the end of the financial year		$ 370,264	$ 51,213

[1]	The consolidated entity extended its lease over the premises for an additional 3 years, with options for a 4th and 5th year. This lease commenced on 1 January 2023. The total payments under the lease amounting to $487,469 have been discounted at the Company’s incremental borrowing rate of 7.8% in order to determine the initial lease liability of $400,140. To determine the incremental borrowing rate, third party financing was used as a starting point and adjusted to reflect changes in financing conditions.